Premises and equipment (Tables)	12 Months Ended
Mar. 31, 2011
Property, Plant and Equipment

Premises and equipment at March 31, 2010 and 2011 consist of the following:

	2010	2011
	(in millions of yen)
Land	242,056	266,827
Buildings	675,630	710,226
Equipment and furniture	461,359	466,667
Leasehold improvements	90,004	88,107
Construction in progress	22,421	28,777
Software	645,321	683,514

Total	2,136,791	2,244,118
Less: Accumulated depreciation and amortization	1,088,874	1,129,914

Premises and equipment—net	1,047,917	1,114,204